Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax
10.	Income taxes
Income tax expense
The following table presents domestic and foreign components of loss before income taxes for the years ended December 31, 2021, and 2020 (in thousands):

	Years ended December 31,
	2021	2020
Domestic	$(27,205)	$(7,784)
International	(4,340)	(2,235)

Net loss before income taxes	$(31,545)	$(10,019)

Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021, and 2020 are as follows:

	Years ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$59,916	$54,018
Research and development credit carryforwards	13,675	12,003
Scientific research and experimental development deductions	23,071	20,137
Depreciation and amortization	5,634	5,256
Convertible notes	(4)	1,156
Deferred revenue	165	401
Other accruals and reserves	730	440

Total deferred tax assets	103,187	93,411
Valuation Allowance	(97,143)	(89,139)

Total deferred tax assets, net	$6,044	$4,272
Deferred tax liabilities:
Marketable securities	(315)	—
Loans payable	(5,729)	(4,272)

Total deferred tax liabilities	(6,044)	(4,272)

Net deferred tax assets	$—	$—

The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been utilized, the foreign rate differential related to subsidiary earnings, and other permanent differences.

	Years ended December 31,
	2021	2020
Federal and provincial statutory tax rate	27%	27%
Foreign losses taxed at different rates	0%	1%
Research and development credits	0%	(3)%
Permanent differences	(2)%	18%
Other	1%	7%
Change in valuation allowance	(26)%	(50)%

Effective tax rate	0%	0%

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and the amount of which are uncertain.
As of December 31, 2021, the Company maintained a valuation allowance with respect to its subsidiaries’ net operating losses that it believes is more likely than not that the deferred tax asset will not be realized. The Company will continue to reassess the valuation allowance annually and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2021, the Company had Canadian tax losses carried forward of approximately $155.7 million that will expire between 2027 and 2041 as well as Scientific Research and Experimental Development expenditures of approximately $100.3 million that can be carried forward indefinitely, which are available to be applied against future taxable income. In addition, the Company has investment tax credits of approximately $13.5 million that will expire between 2023 and 2041 that are available to be applied against future Canadian federal income taxes payable. The Company also has US tax losses carried forward of approximately $43.9 million which may be applied against future taxable income, of which $18.4 million will expire between 2032 and 2037, while $25.5 million can be carried forward indefinitely. Future utilization of US tax losses carried forward is subject to certain limitations under the Internal Revenue Code (IRC), including limitations under IRC section 382. The Company has not performed a full analysis under IRC section 382.

DPCM Capital, Inc [Member]
Income Tax
NOTE 9 — INCOME TAX
The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets (liability)
Net operating loss carryforward	$25,292	$72,074
Startup/Organizational Expenses	816,763	—
Unrealized gain on marketable securities	(889)	(12,280)

Total deferred tax assets	841,166	59,794
Valuation Allowance	(841,166)	(59,794)

Deferred tax assets (liability), net	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period March 24, 2020 through December 31, 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$10,424	$—
Deferred	(682,641)	(59,794)
State and Local
Current	—	—
Deferred	(98,731)	—
Change in valuation allowance	781,372	59,794

Income tax provision	$10,424	$—

As of December 31, 2021 and 2020, the Company had $106,299 and $343,209 of U.S. federal and state net operating loss carryovers available to offset future taxable income. Federal and state net operating loss can be carried forward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $781,372. For the period from March 24, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $59,794.
A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2021 and for the period March 24, 2020 through December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	2.79%	0.0%
Change in fair value of warrants	(27.38)%	(20.5)%
Transaction costs allocable to warrants	0.00%	(0.3)%
Business combination expense	0.46%	0.0%
True ups	0.04%	0.0%
Valuation allowance	3.13%	(0.2)%

Income tax provision	0.04%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Florida to be a significant state tax jurisdiction.